Option and Incentive Plans (Details) (CNH EIP [Member], USD $)	12 Months Ended
Dec. 31, 2012
CNH EIP [Member]
Stock option activity under CNH EIP
Outstanding at beginning of year	6,125,413
Outstanding at beginning of year, Weighted-Average Exercise Price	$ 33.49
Granted	1,114,725
Granted, Weighted-Average Exercise Price	$ 41.30
Forfeited	(145,970)
Forfeited, Weighted-Average Exercise Price	$ 38.33
Expired	(324)
Expired, Weighted-Average Exercise Price	$ 21.20
Exercised	(2,478,727)
Exercised, Weighted-Average Exercise Price	$ 27.53
Outstanding at end of year	4,615,117
Outstanding at ending of year, Weighted-Average Exercise Price	$ 40.45
Exercisable at end of year	1,516,240
Exercisable at end of year Weighted average exercise price	$ 39.66